SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Tables)	12 Months Ended
Dec. 28, 2019
Schedule of changes in "Accumulated other comprehensive loss" (net of tax)

		Pension and
	Foreign	Other
	Currency	Postretirement	Cash Flow
(In millions)	Translation	Benefits	Hedges	Total
Balance as of December 30, 2017	$(156.2)	$(524.0)	$(.3)	$(680.5)
Other comprehensive (loss) income before reclassifications, net of tax	(91.2)	(4.1)	1.1	(94.2)
Reclassifications to net income, net of tax	—	93.8	(1.1)	92.7
Net current-period other comprehensive (loss) income, net of tax	(91.2)	89.7	—	(1.5)
Balance as of December 29, 2018	$(247.4)	$(434.3)	$(.3)	$(682.0)
Other comprehensive income before reclassifications, net of tax	2.3	66.4	.5	69.2
Reclassifications to net income, net of tax	—	266.1	(1.4)	264.7
Net current-period other comprehensive income (loss), net of tax	2.3	332.5	(.9)	333.9
Balance as of December 28, 2019	$(245.1)	$(101.8)	$(1.2)	$(348.1)

Schedule of amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) net income

				Statements of Income
(In millions)	2019	2018	2017	Location
Cash flow hedges:
Foreign exchange contracts	$2.1	$1.3	$.2	Cost of products sold
Commodity contracts	(.2)	.1	.2	Cost of products sold
Interest rate contracts	—	—	(1.8)	Interest expense
Total before tax	1.9	1.4	(1.4)
Tax	(.5)	(.3)	.5	(Benefit from) provision for income taxes
Net of tax	1.4	1.1	(.9)
Pension and other postretirement benefits	(445.4)	(121.4)	(28.2)	Other non-operating expense, net
Tax	179.3	27.6	8.9	(Benefit from) provision for income taxes
Net of tax	(266.1)	(93.8)	(19.3)
Total reclassifications for the period	$(264.7)	$(92.7)	$(20.2)

Schedule of income tax expense (benefit) allocated to each component of other comprehensive income (loss)

(In millions)	2019	2018	2017
Foreign currency translation:
Translation gain (loss)	$(5.5)	$(9.1)	$(25.1)
Pension and other postretirement benefits:
Net gain (loss) recognized from actuarial gain/loss and prior service cost/credit	19.4	(2.4)	.5
Reclassifications to net income	179.3	27.6	8.9
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	.2	.3	(.6)
Reclassifications to net income	(.5)	(.3)	.5
Income tax expense (benefit) allocated to components of other comprehensive income (loss)	$192.9	$16.1	$(15.8)